Offerings	Sep. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Fixed Rate Subordinated Notes
Maximum Aggregate Offering Price	$ 40,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,124.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Fixed Rate Subordinated Notes
Maximum Aggregate Offering Price	$ 30,000,000
Fee Rate
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-1
Carry Forward File Number	333-263759
Carry Forward Initial Effective Date	Sep. 16, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,781.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o).